Net Income (loss) per Share	12 Months Ended
Dec. 31, 2012
Net Income (loss) per Share
Net Income (loss) per Share

18. Net Income (loss) per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	For the years ended December 31,
	2010	2011	2012
Income (numerator):
Net income from continuing operations	$103,186,528	$161,789,846	$237,001,456
Less: Net (income) loss from continuing operations attributable to Noncontrolling Interests	(1,549,654)	1,290,002	2,296,124

Net income from continuing operations attributable to Focus Media Holding Limited Shareholders	101,636,874	163,079,848	239,297,580

Net income (loss) from discontinued operations	83,077,575	(977,591)	(1,064,664)
Less: Net (income) loss from discontinuing operations attributable to Noncontrolling Interests	(440,972)	574,781	(155,060)

Net income (loss) from discontinuing operations attributable to Focus Media Holding Limited Shareholders	82,636,603	(402,810)	(1,219,724)

Income attributable to Focus Media Holding Limited Shareholders	$184,273,477	$162,677,038	$238,077,856

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	707,846,570	671,401,000	644,285,250
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	23,811,695	22,570,258	22,203,926

Weighted average ordinary shares outstanding used in computing diluted income per share	731,658,265	693,971,258	666,489,176

Income (loss) per share from continuing operations — basic	$0.15	$0.24	$0.37

Income (loss) per share from continuing operations — diluted	$0.14	$0.23	$0.36

Income (loss) per share from discontinued operations — basic	$0.12	$—	$—

Income (loss) per share from discontinued operations — diluted	$0.11	$—	$—

Net income per share — basic	$0.26	$0.24	$0.37

Net income per share — diluted	$0.25	$0.23	$0.36

For the years ended December 31, 2010, 2011 and 2012 the Group had 7,036,260, 5,304,495 and 7,102,005 share options and 13,620,000, nil and nil restricted shares outstanding, respectively, which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted net income per share in the years presented, as their effects would have been anti-dilutive.